SCHEDULE OF INCOME BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	$ (1,805,244)	$ (689,961)	$ (7,011,778)
PRC [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	211,617	2,769,080	(4,284,019)
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	(1,278)	(123,008)	(1,384,286)
BVI [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total (loss) before income taxes	$ (2,015,583)	$ (3,336,033)	$ (1,343,473)